Restructuring (Tables)	3 Months Ended
Jun. 30, 2018
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]

Net restructuring expense by division

	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Corporate & Investment Bank	165	66	178	98
Private & Commercial Bank	11	(4)	(7)	(52)
Asset Management	7	2	9	4
Total Net Restructuring Charges	182	64	181	50

Net Restructuring by Type [text block table]

Net restructuring expense by type

	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Restructuring – Staff related	181	64	184	55
Thereof:
Termination Payments	90	54	85	38
Retention Acceleration	86	10	94	16
Social Security	5	1	5	1
Restructuring – Non Staff related[1]	1	0	(3)	(4)
Total net restructuring Charges	182	64	181	50

[1]Contract costs, mainly related to real estate and technology.

Organizational Changes [text block table]
Three months ended
Jun 30, 2018
Corporate & Investment Bank	461
Private & Commercial Bank	88
Asset Management	21
Infrastructure	141
Total full-time equivalent staff	712